CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock
Balance at Dec. 31, 2008	$ 10,794,857	$ 2,000	$ 252	$ 28,986	$ 112,505,607	$ (99,865,725)	$ (1,876,263)
Balance, shares at Dec. 31, 2008		2,000,000	251,739	28,985,897
Issuance of common stock for directors' compensation	560,000			817	559,183
Issuance of restricted stock and options for directors' compensation	560,000
Stock based compensation expense	3,376,382			63	3,376,319
Issuance of restricted stock and options for directors' compensation, shares				817,341
Stock issued under equity compensation plans	5,979			8	5,971
Stock issued under equity compensation plans, shares				8,108
Net loss	(48,136,927)					(48,136,927)
Foreign currency translation adjustment	(849,695)						(849,695)
Balance at Dec. 31, 2009	(34,249,404)	2,000	252	29,874	116,447,080	(148,002,652)	(2,725,958)
Balance, shares at Dec. 31, 2009		2,000,000	251,739	29,873,846
Issuance of common stock for directors' compensation	785,823			807	785,016
Issuance of restricted stock and options for directors' compensation	930,202
Stock based compensation expense	3,837,757				3,837,757
Issuance of restricted stock and options for directors' compensation, shares				807,070
Stock issued under equity compensation plans	362,557			601	361,956
Stock issued under equity compensation plans, shares				601,710
Stock issued for settlement of service fees	144,378			67	144,311
Issuance of common stock in connection with private placements	25,000,000			15,625	24,984,375
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock	49,748,793	(2,000)	(252)	32,612	49,718,433
Exchange of Series C Warrants for common stock				1,937	(1,937)
Exchange of Series D Preferred Stock and dividends for common stock	70,530,439			44,072	70,486,367
Reclassification of Series D Warrants to equity	204,492,560				204,492,560
Net loss	(295,138,939)					(295,138,939)
Foreign currency translation adjustment	(832,453)						(832,453)
Balance at Dec. 31, 2010	24,681,511			125,595	471,255,918	(443,141,591)	(3,558,411)
Balance, shares at Dec. 31, 2010				125,595,418
Issuance of common stock for directors' compensation	945,001			286	944,715
Issuance of restricted stock and options for directors' compensation	945,001
Stock based compensation expense	3,675,353				3,675,353
Issuance of restricted stock and options for directors' compensation, shares				286,365
Stock issued under equity compensation plans	1,364,628			2,381	1,362,247
Stock issued under equity compensation plans, shares				2,380,556
Issuance of common stock in connection with private placements	57,516,431			15,780	57,500,651
Issuance of common stock for conversion of debt	6,543,200			1,636	6,541,564
Issuance of common stock in exchange for outstanding warrants				56,306	(56,306)
Issuance of common stock in connection with Series F and G Units	5,901,529			2,831	5,898,698
Issuance of common stock in connection with Series G units, Shares				2,830,964
Warrant issued to a customer	2,480,900				2,480,900
Net loss	(90,434,568)					(90,434,568)
Foreign currency translation adjustment	(89,486)						(89,486)
Balance at Dec. 31, 2011	12,584,499			204,815	549,603,740	(533,576,159)	(3,647,897)
Balance, shares at Dec. 31, 2011				204,815,210
Issuance of restricted stock and options for directors' compensation	633,590			549	633,041
Issuance of restricted stock and options for directors' compensation, shares				548,448
Stock based compensation expense	1,994,035				1,994,035
Stock based compensation expense, shares
Stock issued under equity compensation plans	846,015			68	845,947
Stock issued under equity compensation plans, shares				68,716
Deemed dividends on Series H and I Redeemable Convertible Preferred Stock (including a beneficial conversion feature of $34.6 million)	(148,505,466)				(148,505,466)
Issuance of Repurchase obligation	(12,100,000)				(12,100,000)
Repurchase obligation, Shares
Issuance of common stock in connection with Series F and G Units	1,904,684			1,515	1,903,169
Issuance of common stock in connection with Series G units, Shares				1,514,750
Receipt of treasury stock	(3,757,500)							(3,757,500)
Receipt of treasury stock, shares				(2,505,000)
Change in fair value of Repurchase Obligation	(388,175)				(388,175)
Warrant issued to a customer	715,584				715,584
Warrant issued to a customer, share
Net loss	(68,953,771)					(68,953,771)
Foreign currency translation adjustment	162,921						162,921
Balance at Jun. 30, 2012	$ (214,863,584)			$ 206,947	$ 394,701,875	$ (602,529,930)	$ (3,484,976)	$ (3,757,500)
Balance, shares at Jun. 30, 2012				204,442,124